Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2021	31 December 2020
Property, plant and equipment owned	24 459	24 191
Property, plant and equipment leased (right-of-use assets)	2 219	2 228

Total property, plant and equipment	26 678	26 419

Summary of Property, Plant and Equipment

	31 December 2021				31 December 2020
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 237	34 976	1 780	48 993	48 757

Effect of movements in foreign exchange	(383)	(1 162)	(70)	(1 616)	(1 644)
Acquisitions	44	1 296	3 399	4 739	3 188
Acquisitions through business combinations	(0)	2	0	2	111
Disposals through sale and derecognition	(104)	(1 197)	(1)	(1 301)	(1 274)
Disposals through the sale of subsidiaries	(18)	(33)	—	(51)	—
Transfer (to)/from other asset categories and other movements¹	598	2 025	(2 646)	(23)	(145)

Balance at end of the period	12 374	35 906	2 462	50 742	48 993

Depreciation and impairment losses
Balance at end of previous year	(3 950)	(20 852)	—	(24 802)	(23 242)

Effect of movements in foreign exchange	123	690	—	813	625
Depreciation	(376)	(3 008)	—	(3 384)	(3 250)
Disposals through sale and derecognition	64	1 104	—	1 168	1 130
Disposals through the sale of subsidiaries	17	29	—	46	—
Impairment losses	(19)	(161)	(2)	(182)	(145)
Transfer to/(from) other asset categories and other movements 1	(151)	206	2	57	80

Balance at end of the period	(4 292)	(21 992)	—	(26 284)	(24 802)

Carrying amount
at 31 December 2020	8 287	14 124	1 780	24 191	24 191

at 31 December 2021	8 082	13 915	2 462	24 459	—

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2021
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 696	523	2 219
Depreciation for the year ended 31 December	(373)	(201)	(574)

	2020
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 726	502	2 228
Depreciation for the year ended 31 December	(343)	(156)	(499)